Supplementary Cash Flow Information (Schedule of Non-cash Transactions) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-cash transactions
Exploration and evaluation assets expenditures in accounts payable at year end	$ 1,355,658	$ 626,913
Shares issued for acquisition of exploration and evaluation assets		24,970,694
Reclassification of cancelled stock options	57,591	227,836
Reclassification of expired stock options	166,715	183,406
Reclassification of stock options exercised	1,641,078	1,782,269
Replacement options and warrants issued		576,506
Reclassification of investment in associated company to exploration and evaluation assets		5,376,528
Provision for site reclamation	$ 946,010